Related Party Transactions - Additional Information (Detail) - SoftBank BB [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Revenue from related party		$ 1,200,000	$ 17,600,000	$ 0
Reduction of revenue		(1,700,000)
Related Party Expense			$ 100,000	$ 0
Sales returns from related Party		2,900,000
Amount due to related party	$ 0	$ 2,200,000
Additional refund paid to related party	$ 300,000